Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Inventory write-downs	$ 121,385	$ 106,113
Amortization expenses	4,291	214
Returns allowance	5,707	2,118
Translation of amounts	1
Expected credit losses
Allowance for expected credit losses
Impairment loss on its long-lived assets
Contract assets
Uncertain tax positions
Dilutive shares
Material legal claims